Schedule of Fair Value of Stock Warrants Granted (Details) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Expected term					6 years
Warrant [Member]
Risk free interest rate, Minimum			4.09%		3.51%
Risk free interest rate, Maximum			4.42%		4.42%
Expected term					5 years
Expected volatility, Minimum			121.00%		121.00%
Expected volatility, Maximum			123.00%		123.00%
Warrant [Member] | Minimum [Member]
Fair value of common stock on date of grant			$ 0.14		$ 0.14
Expected term			4 years 10 months 24 days
Warrant [Member] | Maximum [Member]
Fair value of common stock on date of grant			$ 0.17		$ 1.00
Expected term			5 years 6 months